Investments (Q2)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Investments, All Other Investments [Abstract]
Investments
Note 3. Investments

	June 30, 2025	December 31, 2024
Equity-method investments	$23,407	$17,547
Investment in debt securities - AFS	9,017	11,187
Total Investments	$32,424	$28,734

Equity-method investments
ESG Fund
The Innventus ESG Fund I, L.P. (the “ESG Fund”) is an investment company that follows a specialized basis of accounting established by GAAP. The Company’s general partnership interest in the ESG Fund is substantially illiquid. While the ESG Fund’s holdings are accounted for at fair value, the equity-method investment in the ESG Fund is adjusted to reflect the fair value of the underlying investments of the ESG Fund as of June 30, 2025 and December 31, 2024. The fair value of the underlying investments in the ESG Fund is based on the Company’s assessment, which takes into account expected cash flows, earnings multiples and/or comparisons to similar market transactions, among other factors. Valuation adjustments reflecting consideration of credit quality, concentration risk, sales restrictions and other liquidity factors are integral to valuing these instruments.
AeroFlexx
The Company held a 37% and 34% equity method investment interest in AeroFlexx as of June 30, 2025 and December 31, 2024, respectively.
Investment in debt securities - Available for Sale (“AFS”)
On July 1, 2024, the Company entered into a loan agreement with AeroFlexx under which the Company will lend up to $10,000 to AeroFlexx.
The term loans and any unpaid accrued interest are required to be repaid by the maturity date, which is the earlier of (i) December 31, 2026 or (ii) the date of the sale, transfer or other disposition of all AeroFlexx’s assets or AeroFlexx’s stock. After any full or partial repayment of the term loans, AeroFlexx may borrow additional funds up to the $10,000 limit until the maturity date. The loans bear interest at the applicable federal rate published by the Internal Revenue Service and is adjusted on a quarterly basis.
The Company has an option to convert the outstanding principal amount of the term loans and any unpaid accrued interest into shares or units in connection with the next issuance of equity securities by AeroFlexx, at a price equal to 100% of the price per share or unit and on the same terms and conditions as applicable to such issuance.
During 2024, the Company lent AeroFlexx the entire $10,000 principal balance under this agreement. As of January 1, 2025, AeroFlexx was unable to raise any additional equity financing; therefore, the outstanding principal and unpaid accrued interest with an amount equal to the equity deficit of $7,250 was automatically converted into Class D preferred units of AeroFlexx at the price of $6.83 per share in accordance with the loan agreement. Upon conversion, a realized gain of $1,507 was recognized for the six months ended June 30, 2025 (Successor) and is included in non-operating income in the condensed consolidated statements of operations and comprehensive income (loss).
During the three months ended June 30, 2025 (Successor), $371 was drawn down by AeroFlexx under the term loan. During the six months ended June 30, 2025 (Successor), $4,375 was reclassified from Due from related parties under the term loan and $2,708 was drawn down by AeroFlexx under the term loan. The total balance drawn as of June 30, 2025 was $10,000.
The Company accounted for the loans as an investment in debt securities and classified them as available for sale debt securities. Based on the AFS classification, the Company records this investment at fair value at each reporting date and as such recorded the changes in fair value of these loans (including the adjustment to fair value at inception date) in Other comprehensive income (“OCI”).
As the contractual maturity of the loan is December 31, 2026, it is included in the non-current line item Investments of the condensed consolidated balance sheets. The increase of $189 and decrease of $691 in fair value of this investment in debt securities for the three and six months ended June 30, 2025 (Successor), respectively, is included as Unrealized gain (loss) on available for sale debt securities - related party in the condensed consolidated statements of operations and comprehensive income (loss).
Additionally, the Company’s carrying amount and maximum exposure relating to AeroFlexx advances and other receivables were $3,897 and $4,472 as of June 30, 2025 and December 31, 2024, included in Due from related parties on the condensed consolidated balance sheets.

Note 3. Investments

	Successor	Predecessor
	December 31, 2024	December 31, 2023
Equity-method investments	$17,547	$4,482
Exchange-traded investments at fair value	—	9,685
Investment in debt securities - AFS	11,187	—
Total Investments	$28,734	$14,167

Equity-method investments
ESG Fund
During the Predecessor period, the Company’s equity-method investment in the ESG Fund reflects the Company’s general partner interest which represents approximately 5% of the ESG Fund’s total capital commitments and limited partner interests which were received in exchange for shares of Innventure LLC and Accelsius Holdings LLC prior to October 1, 2024. As of December 31, 2024, the Company’s equity-method investment in the ESG Fund solely reflects interests held by the Company as a limited partner due to the deconsolidation of certain SILOs as further discussed in Note 8. The Predecessor period general partner interest is not consolidated because the ESG Fund is not considered a VIE and the Company does not hold a controlling financial interest in the ESG Fund under the VOE model. The ESG Fund is an investment company that follows a specialized basis of accounting established by GAAP. The Company’s partnership interests in the ESG Fund are substantially illiquid. While the ESG Fund’s holdings are accounted for at fair value, the equity-method investment in the ESG Fund is adjusted to reflect the fair value of the underlying investments of the ESG Fund as of December 31, 2024 and 2023. The fair value of the underlying investments in the ESG Fund is based on the Company’s assessment, which takes into account expected cash flows, earnings multiples and/or comparisons to similar market transactions, among other factors. Valuation adjustments reflecting consideration of credit quality, concentration risk, sales restrictions and other liquidity factors are integral to valuing these instruments.
AeroFlexx
The Company determined that AeroFlexx has insufficient equity at risk to fund its operations, as of December 31, 2024 and therefore will meet the definition of a VIE. The Company does not have power to direct AeroFlexx’s operations. AeroFlexx’s core operations are not closely associated with the Company and it was not created specifically to provide substantially all benefits to Innventure. Therefore, the Company is not considered the primary beneficiary and does not consolidate AeroFlexx as a VIE. The Company accounts for its investments in AeroFlexx under the equity method and held a 34% and 31%interest in AeroFlexx as of December 31, 2024 and 2023, respectively.
The Company’s carrying amounts and maximum exposure relating to AeroFlexx, were as follows:

	Successor		Predecessor
	December 31, 2024		December 31, 2023
Asset type	Carrying Amount	Maximum Exposure to Loss	Carrying Amount	Maximum Exposure to Loss
Equity method investment in AeroFlexx	$16,930	$16,930	$1,570	$1,570
Investments in debt securities - AFS	11,187	11,187	—	—
Due from related party	4,472	4,472	2,600	2,600
Total	$32,589	$32,589	$4,170	$4,170

Summarized financial information:
Balance sheets

	ESG Fund		AeroFlexx
	December 31,		December 31,
	2024	2023	2024	2023
Total Assets	$97,445	$58,022	$17,002	$10,780
Total Liabilities	93	107	27,861	8,031
Total Equity (Deficit)	$97,352	$57,915	$(10,859)	$2,749

Statements of operation

	ESG Fund		AeroFlexx
	Years ended December 31,		Years ended December 31,
	2024	2023	2024	2023
Revenue	$202	$320	$38	$16
Gross (Loss) Profit	(735)	(709)	(57)	1
Net Income (Loss)	$39,437	$(4,557)	$(13,663)	$(8,221)

Exchange-traded investments
The Company previously invested in PureCycle Technologies (“PCT”) as the first company formed in partnership with a multinational corporation. In 2021, PCT merged with a special purpose acquisition company and became a publicly-traded entity. The shares of PCT’s common stock held by the Company are classified as an Exchange-traded investment at FVTNI. During the Predecessor period from January 1, 2024 through October 1, 2024, the Company sold 400,000 PCT shares for aggregate net proceeds of $2,302. The PCT shares were measured at their fair value immediately prior to the transactions. All remaining PCT shares were derecognized as a result of the Business Combination.
Investment in debt securities - AFS
On July 1, 2024, the Company entered into a loan agreement with AeroFlexx under which the Company will lend up to $10,000 to AeroFlexx. As of July 1, 2024, the aggregate outstanding principal of working capital interest-free advances to AeroFlexx, amounting to $7,635 were included as outstanding term loans under this agreement. During the Predecessor period from January 1, 2024 through October 1, 2024, the Company lent AeroFlexx the remaining principal balance of $2,365 under this agreement.
The term loans and any unpaid accrued interest are required to be repaid by the maturity date, which is the earlier of (i) December 31, 2026 or (ii) the date of the sale, transfer or other disposition all of AeroFlexx’s assets or AeroFlexx’s stock. After any full or partial repayment of the term loans, AeroFlexx may borrow additional funds up to the $10,000 limit until the maturity date. The loans bear interest at the applicable federal rate published by the Internal Revenue Service and is adjusted on a quarterly basis.
The Company has an option to convert the outstanding principal amount of the term loans and any unpaid accrued interest into shares or units in connection with the next issuance of equity securities by AeroFlexx, at a price equal to 100% of the price per share or unit and on the same terms and conditions as apply to such issuance.
If, by January 1, 2025, AeroFlexx has not raised equity financing equal to or more than a target of $10,000, then on January 2, 2025, the outstanding principal and any unpaid accrued interest on the term loans will automatically convert into Class D preferred units of AeroFlexx at the same price per unit and on the same terms and conditions as the Class D preferred unit of AeroFlexx purchased by the Company prior to the date of this loan agreement, up to the amount necessary to reach the $10,000 target.
The Company accounted for the loans as an investment in debt securities and classified them as available for sale debt securities. Based on the AFS classification, the Company records this investment at fair value at each reporting date and as such recorded the changes in fair value of these loans (including the adjustment to fair value at inception date) in Other Comprehensive Income (“OCI”).
The amortized cost, gross unrealized gains and losses, and fair value of AFS debt securities as of December 31, 2024 is represented in the table below:

	Amortized cost	Gross unrealized gains	Fair value
Investment in Debt Securities - AFS	$10,278	$909	$11,187

At December 31, 2024, there was no allowance for credit loss related to the available for sale securities portfolio. Accrued interest receivable on available for sale debt securities totaled $216 at December 31, 2024.
The amortized cost and fair value of debt securities, by contractual maturity, as of December 31, 2024 is shown below. Expected maturities can differ from contractual maturities.

	Amortized cost	Fair value
Due within one year	$—	$—
Due after one year through five years	10,278	11,187
Due after five years	—	—
	$10,278	$11,187

As the contractual maturity of the loan is in 2026, it is included in the non-current line item Investments of the consolidated balance sheets. The change in fair value of this investment in debt securities of $909 for the Successor period from October 2, 2024 through December 31, 2024 is included as Unrealized gain on available-for-sale debt securities - related party in the consolidated statements of operations and comprehensive income (loss). As this investment was acquired at fair value as part of the Business Combination there is no activity for the Predecessor periods.